Equity - Schedule of Equity and Income Taxes Attributable to the Equity Holders (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	$ 51,862	$ 30,400	$ 15,382
Effects for the period	3,102	21,637
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(377)	(175)
Other comprehensive income (loss) before income taxes, ending balance	54,587	51,862	30,400
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(4,745)	(14,241)	(20,117)
Effects for the period	(23,018)	9,496	6,375
Income taxes related to components of other comprehensive income (loss), ending balance	(27,763)	(4,745)	(14,241)
Net balances	26,824	47,117	16,159
Net balance		47,117
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			1,496
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance			(499)
Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			16,878
Effects for the period			13,522
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance			(20,616)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	37,484	16,459	16,592
Effects for the period		21,025
Other comprehensive income (loss) before income taxes, ending balance		37,484	16,459
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(12,705)	(6,904)	(4,937)
Effects for the period		(5,801)	(1,468)
Income taxes related to components of other comprehensive income (loss), ending balance		(12,705)	(6,904)
Net balances			9,555
Net balance		24,779
Investments in equity instruments designated at fair value through other comprehensive income [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			481
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance			(499)
Investments in equity instruments designated at fair value through other comprehensive income [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			17,073
Effects for the period			(614)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance			(5,436)
Reserve of cash flow hedges [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(822)	5,559	(5,730)
Effects for the period	(7,799)	(6,381)
Other comprehensive income (loss) before income taxes, ending balance	(8,621)	(822)	5,559
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(465)	(280)	1,389
Effects for the period	(1,602)	(185)	(1,669)
Income taxes related to components of other comprehensive income (loss), ending balance	(2,067)	(465)	(280)
Net balances	(10,688)		5,279
Net balance		(1,287)
Reserve of cash flow hedges [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			(5,730)
Effects for the period			11,289
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance			1,389
Hedges of net investment in foreign operations [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(17,383)	29,403	64,741
Effects for the period	80,722	(46,786)
Other comprehensive income (loss) before income taxes, ending balance	63,339	(17,383)	29,403
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	6,627	(7,746)	(17,287)
Effects for the period	(21,795)	14,373	9,541
Income taxes related to components of other comprehensive income (loss), ending balance	(15,168)	6,627	(7,746)
Net balances	48,171		21,657
Net balance		(10,756)
Hedges of net investment in foreign operations [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			64,741
Effects for the period			(35,338)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance			(17,287)
Reserve of exchange differences on translation [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	37,328	(19,119)	(57,485)
Effects for the period	(64,169)	56,487
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	12	(40)
Other comprehensive income (loss) before income taxes, ending balance	(26,829)	37,328	(19,119)
Income taxes related to components of other comprehensive income (loss)
Net balances	(26,829)		(19,119)
Net balance		37,328
Reserve of exchange differences on translation [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			(57,485)
Effects for the period			38,366
Reserve of remeasurements of defined benefit plans [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(6,484)	(3,236)	(2,736)
Effects for the period	(1,632)	(3,248)
Other comprehensive income (loss) before income taxes, ending balance	(8,116)	(6,484)	(3,236)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	1,798	689	718
Effects for the period	434	1,109	(29)
Income taxes related to components of other comprehensive income (loss), ending balance	2,232	1,798	689
Net balances	(5,884)		(2,547)
Net balance		(4,686)
Reserve of remeasurements of defined benefit plans [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			(2,736)
Effects for the period			(500)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance			718
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	1,739	1,334
Effects for the period	310	540
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(389)	(135)
Other comprehensive income (loss) before income taxes, ending balance	1,660	1,739	1,334
Income taxes related to components of other comprehensive income (loss)
Net balances	1,660		1,334
Net balance		1,739
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			1,015
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance			1,015
Effects for the period			$ 319
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	37,484
Effects for the period	(4,330)
Other comprehensive income (loss) before income taxes, ending balance	33,154	37,484
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(12,705)
Effects for the period	(55)
Income taxes related to components of other comprehensive income (loss), ending balance	(12,760)	$ (12,705)
Net balances	$ 20,394